Income tax (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure Of Income tax [Line Items]
Bermuda	$ 23,733,000		$ 38,709,000	$ 39,526,000
Threshold revenue	$ 810,000,000	€ 750,000,000
Colombia
Disclosure Of Income tax [Line Items]
Applicable income tax rate excluding surcharge tax rate	35.00%	35.00%
Surcharge rate	0.00%	0.00%
Applicable tax rate	35.00%	35.00%
Spain
Disclosure Of Income tax [Line Items]
Percentage of dividends and capital gains exempt from tax	95.00%	95.00%
Minimum | Colombia
Disclosure Of Income tax [Line Items]
Surcharge rate	0.00%	0.00%
Minimum | Other countries where the group operates
Disclosure Of Income tax [Line Items]
Applicable tax rate	25.00%	25.00%
Maximum | Colombia
Disclosure Of Income tax [Line Items]
Surcharge rate	15.00%	15.00%
Maximum | Other countries where the group operates
Disclosure Of Income tax [Line Items]
Applicable tax rate	35.00%	35.00%